Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	CVR ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33492
Entity Tax Identification Number	61-1512186
Entity Address, Address Line One	2277 Plaza Drive, Suite 500
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77479
City Area Code	281
Local Phone Number	207-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CVI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001376139
Amendment Flag	false